Retirement Plans and Postretirement Costs (Details 4)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012
Pension plan weighted-average asset allocations by asset category
Target Allocation	100.00%
Plan assets - actual percentage	100.00%	100.00%
Equity investments
Pension plan weighted-average asset allocations by asset category
Target Allocation	70.00%
Plan assets - actual percentage	64.00%	64.00%
Fixed-income Investments
Pension plan weighted-average asset allocations by asset category
Target Allocation	30.00%
Plan assets - actual percentage	30.00%	32.00%
Other
Pension plan weighted-average asset allocations by asset category
Target Allocation
Plan assets - actual percentage	6.00%	4.00%